EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF EXPENSES BY NATURE

Research and development costs can be analysed as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Wages and benefits	$1,074,549	$1,042,347	$3,221,450	$2,990,224
Subcontract fees	314,296	400,475	1,632,010	1,720,487
Stock-based compensation	406,536	477,224	1,109,171	1,280,702
Supplies	654,419	441,945	1,543,232	1,235,959
	$2,449,800	$2,361,991	$7,505,863	$7,227,372

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$845,112	$403,572	$2,042,185	$1,567,196
Wages and benefits	640,241	646,349	1,973,231	1,983,180
General expenses	387,183	435,990	1,375,911	1,558,810
Professional fees	273,905	203,778	842,403	743,075
Depreciation and amortization	508,484	336,446	1,416,271	952,141
Rent and facility costs	42,274	48,569	123,021	100,219
	$2,697,199	$2,074,704	$7,773,022	$6,904,621